SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share based payment (Details) - Option	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of share options issued in share-based payment arrangement	19,643,184	0
LTIP | PSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of share options issued in share-based payment arrangement	0